Film and Television Costs (Narrative)(Details) (USD $)	Dec. 31, 2012
Amortization of completed film and television production expected to be amortized during the next fiscal year	$ 1,100,000,000
Percentage of unamortized film and television costs for released productions to be amortized in the next three years	87.00%
Unamortized film and television libraries	$ 867,000,000
Percentage of acquired film and television libraries to be amortized in the next three years	47.00%